UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Capital Growth Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                     Shares                Value ($)
                                                                                ------------------------------------


Common Stocks 99.6%
Consumer Discretionary 14.7%
Automobiles 1.3%
Harley-Davidson, Inc.                                                               519,700              25,777,120
                                                                                                      -------------
Hotels Restaurants & Leisure 2.4%
International Game Technology (c)                                                   437,900              12,326,885
Starbucks Corp.*                                                                    192,400               9,939,384
YUM! Brands, Inc.                                                                   478,900              24,941,112
                                                                                                      -------------
                                                                                                         47,207,381

Household Durables 0.6%
Fortune Brands, Inc.                                                                126,100              11,197,680
                                                                                                      -------------
Internet & Catalog Retail 0.8%
eBay, Inc.* (c)                                                                     483,400              15,957,034
                                                                                                      -------------
Media 3.9%
Comcast Corp. Special "A"*                                                          545,500              16,337,725
McGraw-Hill Companies, Inc.                                                         588,400              26,036,700
Omnicom Group, Inc.                                                                 321,600              25,682,976
Viacom, Inc. "B"                                                                    272,200               8,715,844
                                                                                                      -------------
                                                                                                         76,773,245

Multiline Retail 3.1%
Kohl's Corp.*                                                                       286,500              16,018,215
Target Corp.                                                                        821,400              44,692,374
                                                                                                      -------------
                                                                                                         60,710,589

Specialty Retail 2.6%
Bed Bath & Beyond, Inc.*                                                            239,100               9,989,598
Home Depot, Inc.                                                                    137,000               5,329,300
Lowe's Companies, Inc.                                                              293,700              17,099,214
Staples, Inc.                                                                       883,450              18,835,154
                                                                                                      -------------
                                                                                                         51,253,266

Consumer Staples 10.4%
Beverages 2.4%
PepsiCo, Inc.                                                                       869,800              46,908,314
                                                                                                      -------------
Food & Staples Retailing 2.6%
Wal-Mart Stores, Inc.                                                               487,000              23,473,400
Walgreen Co.                                                                        595,400              27,382,446
                                                                                                      -------------
                                                                                                         50,855,846

Food Products 2.0%
Dean Foods Co.*                                                                     203,900               7,185,436
Kellogg Co.                                                                         349,300              15,522,892
The Hershey Co.                                                                     261,300              16,226,730
TreeHouse Foods, Inc.*                                                               40,780               1,162,638
                                                                                                      -------------
                                                                                                         40,097,696

Household Products 3.4%
Colgate-Palmolive Co.                                                               309,900              15,467,109
Kimberly-Clark Corp.                                                                150,300               9,407,277
Procter & Gamble Co.                                                                793,700              41,867,675
                                                                                                      -------------
                                                                                                         66,742,061

Energy 12.5%
Energy Equipment & Services 4.5%
Baker Hughes, Inc.                                                                  539,100              27,580,356
Nabors Industries Ltd.*                                                             297,000              18,004,140
Schlumberger Ltd.                                                                   292,300              22,197,262
Transocean, Inc.*                                                                   391,500              21,129,255
                                                                                                      -------------
                                                                                                         88,911,013

Oil, Gas & Consumable Fuels 8.0%
ConocoPhillips                                                                      698,200              40,139,518
Devon Energy Corp.                                                                  671,700              34,041,756
EOG Resources, Inc.                                                                 891,600              50,642,880
Valero Energy Corp.                                                                 216,700              17,143,137
XTO Energy, Inc.                                                                    423,300              14,387,967
                                                                                                      -------------
                                                                                                        156,355,258

Financials 7.2%
Banks 1.3%
Bank of America Corp.                                                               557,000              25,404,770
                                                                                                      -------------
Capital Markets 2.0%
Lehman Brothers Holdings, Inc.                                                      201,200              19,975,136
The Goldman Sachs Group, Inc.                                                       186,300              19,006,326
                                                                                                      -------------
                                                                                                         38,981,462

Consumer Finance 1.0%
American Express Co.                                                                366,700              19,519,441
                                                                                                      -------------
Diversified Financial Services 1.6%
Citigroup, Inc.                                                                     683,566              31,601,256
                                                                                                      -------------
Insurance 1.3%
AFLAC, Inc.                                                                         603,900              26,136,792
                                                                                                      -------------
Health Care 21.3%
Biotechnology 5.2%
Amgen, Inc.*                                                                        168,700              10,199,602
Genentech, Inc.*                                                                    728,800              58,508,064
Gilead Sciences, Inc.*                                                              752,500              33,102,475
                                                                                                      -------------
                                                                                                        101,810,141

Health Care Equipment & Supplies 5.4%
Baxter International, Inc.                                                          486,200              18,038,020
Boston Scientific Corp.*                                                            527,000              14,229,000
C.R. Bard, Inc.                                                                     210,700              14,013,657
Medtronic, Inc.                                                                     530,600              27,479,774
Zimmer Holdings, Inc.*                                                              434,230              33,075,299
                                                                                                      -------------
                                                                                                        106,835,750

Health Care Providers & Services 3.0%
UnitedHealth Group, Inc.                                                          1,127,200              58,772,208
                                                                                                      -------------
Pharmaceuticals 7.7%
Abbott Laboratories                                                                 770,300              37,752,403
Eli Lilly & Co.                                                                     250,600              13,960,926
Johnson & Johnson                                                                 1,080,306              70,219,890
Pfizer, Inc.                                                                      1,107,320              30,539,886
                                                                                                      -------------
                                                                                                        152,473,105

Industrials 8.3%
Aerospace & Defense 2.1%
United Technologies Corp.                                                           813,600              41,778,360
                                                                                                      -------------
Air Freight & Logistics 1.1%
FedEx Corp.                                                                         269,400              21,824,094
                                                                                                      -------------
Industrial Conglomerates 4.3%
3M Co.                                                                              213,400              15,428,820
General Electric Co.                                                              2,012,000              69,715,800
                                                                                                      -------------
                                                                                                         85,144,620

Machinery 0.8%
Caterpillar, Inc.                                                                   154,800              14,753,988
                                                                                                      -------------
Information Technology 24.0%
Communications Equipment 3.2%
Cisco Systems, Inc.*                                                              1,796,350              34,328,248
QUALCOMM, Inc.                                                                      854,000              28,190,540
                                                                                                      -------------
                                                                                                         62,518,788

Computers & Peripherals 4.8%
Apple Computer, Inc.*                                                               241,600               8,893,296
Dell, Inc.*                                                                         651,500              25,740,765
EMC Corp.*                                                                        2,488,100              34,111,851
International Business Machines Corp.                                               343,300              25,472,860
                                                                                                      -------------
                                                                                                         94,218,772

Internet Software & Services 0.7%
Yahoo!, Inc.*                                                                       409,700              14,196,105
                                                                                                      -------------

IT Consulting & Services 2.7%
Accenture Ltd. "A"*                                                                 702,800              15,932,476
Fiserv, Inc.*                                                                       648,800              27,865,960
Paychex, Inc.                                                                       266,600               8,675,164
                                                                                                      -------------
                                                                                                         52,473,600

Semiconductors & Semiconductor Equipment 5.5%
Broadcom Corp. "A"*                                                                 484,000              17,186,840
Intel Corp.                                                                       1,695,390              44,181,864
Linear Technology Corp.                                                             581,680              21,341,839
Texas Instruments, Inc.                                                             926,000              25,992,820
                                                                                                      -------------
                                                                                                        108,703,363

Software 7.1%
Adobe Systems, Inc.                                                                 432,000              12,363,840
Electronic Arts, Inc.*                                                              402,400              22,779,864
Intuit, Inc.* (c)                                                                   203,725               9,190,035
Microsoft Corp.                                                                   2,935,680              72,922,291
Oracle Corp.*                                                                     1,228,500              16,216,200
Symantec Corp.*                                                                     288,600               6,274,164
                                                                                                      -------------
                                                                                                        139,746,394

Materials 0.8%
Chemicals
Ecolab, Inc.                                                                        488,100              15,794,916
                                                                                                      -------------
Telecommunication Services 0.4%
Diversified Telecommunication Services
Verizon Communications, Inc.                                                        228,200               7,884,310
                                                                                                      -------------

Total Common Stocks (Cost $1,430,536,899)                                                             1,959,318,738
                                                                                                      -------------
Securities Lending Collateral 1.7%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $33,591,150)                                                               33,591,150              33,591,150
                                                                                                      -------------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $11,750,540)                                                               11,750,540              11,750,540
                                                                                                      -------------

                                                                                       % of
                                                                                     Net Assets          Value ($)
                                                                                     ----------          ---------

Total Investment Portfolio  (Cost $1,475,878,589)                                     101.9           2,004,660,428
Other Assets and Liabilities, Net                                                      -1.9             -38,183,016
                                                                                                      -------------
Net Assets                                                                            100.0           1,966,477,412
                                                                                                      =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $32,728,710 which is 1.7% of net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Scudder Capital Growth Fund, a series of Investment Trust


By:                    /s/ Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:            Scudder Capital Growth Fund, a series of Investment Trust


By:                    /s/ Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  August 24, 2005



By:                    /s/ Paul Schubert
                       ---------------------------
                       Paul Schubert
                       Chief Financial Officer

Date:                  August 24, 2005